TRADE RECEIVABLES, PREPAYMENTS AND OTHER RECEIVABLES - Aging analysis of trade receivables (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
TRADE RECEIVABLES, PREPAYMENTS AND OTHER RECEIVABLES
Trade receivables	¥ 521,823	¥ 531,930
Within 1 year
TRADE RECEIVABLES, PREPAYMENTS AND OTHER RECEIVABLES
Trade receivables	111,483	153,547
More than 1 year
TRADE RECEIVABLES, PREPAYMENTS AND OTHER RECEIVABLES
Trade receivables	¥ 410,340	¥ 378,383